Consolidated statement of changes in equity - EUR (€) € in Thousands	Total	Share Capital	Share Premium Reserve	Treasury Shares	Cash flow Hedge Reserve	Cost of Hedging Reserve	Reserve for Actuarial Gains / (Losses)	Foreign Currency Translation Reserve	Retained Earnings and Other Reserve	Equity Attributable to Equity Holders of the Parent	Non-Controlling Interests
Beginning Balance at Dec. 31, 2019	€ 265,439	€ 20,002		€ (26,189)	€ (2,796)		€ (523)	€ (12,331)	€ 287,327	€ 265,490	€ (50)
Other comprehensive income	(23,290)				(549)		(152)	(22,580)		(23,281)	(9)
Net Profit	78,597								78,513	78,513	84
Total Comprehensive Income	55,307				(549)		(152)	(22,580)	78,513	55,232	75
Dividends	(8,900)								(8,900)	(8,900)
Acquisition of non-controlling interests	(1,760)								(1,381)	(1,381)	(379)
Other	54								54	54
Total effects	(10,606)								(10,227)	(10,227)	(379)
Ending Balance at Dec. 31, 2020	310,140	20,002		(26,189)	(3,345)		(675)	(34,911)	355,613	310,495	(355)
Other comprehensive income	14,241				2,068		(70)	12,231		14,229	12
Net Profit	134,269								134,321	134,321	(52)
Total Comprehensive Income	148,510				2,068		(70)	12,231	134,321	148,550	(40)
Dividends	(11,200)								(11,200)	(11,200)
Capital increase	412,259	1,696	€ 410,563							412,259
Transaction costs on capital increase	(27,962)		(27,962)							(27,962)
Taxes relating to capital increase costs	6,711		6,711							6,711
Other	3,201			(1,551)					4,772	3,221	(20)
Total effects	383,009	1,696	389,312	(1,551)					(6,428)	383,029	(20)
Ending Balance at Dec. 31, 2021	841,659	21,698	389,312	(27,740)	(1,277)		(745)	(22,680)	483,506	842,074	(415)
Other comprehensive income	14,237				6,648	€ (179)	671	7,069		14,209	28
Net Profit	143,016								142,849	142,849	167
Total Comprehensive Income	157,253				6,648	(179)	671	7,069	142,849	157,058	195
Dividends	(13,500)								(13,500)	(13,500)
Share-based incentive plans	10,498								10,498	10,498
Total effects	(3,002)								(3,002)	(3,002)
Ending Balance at Dec. 31, 2022	€ 995,910	€ 21,698	€ 389,312	€ (27,740)	€ 5,371	€ (179)	€ (74)	€ (15,611)	€ 623,353	€ 996,130	€ (220)